REGULATORY REQUIREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
REGULATORY REQUIREMENTS
REGULATORY REQUIREMENTS

12. REGULATORY REQUIREMENTS

        Under the SEC Uniform Net Capital Rule (SEC Rule 15c3-1) Alternative Standard under Section (a)(1)(ii), the minimum net capital requirement is $250. At September 30, 2014, Moelis U.S. had net capital of $83,828, which was $83,578 in excess of its required net capital. At December 31, 2013, Moelis U.S. had net capital of $101,690, which was $101,440 in excess of its required net capital.

        Moelis U.S. does not carry customer accounts and does not otherwise hold funds or securities for, or owe money or securities to, customers and accordingly is exempt under Section (k)(2)(ii) of SEC Rule 15c3-3.

        At September 30, 2014, the aggregate regulatory net capital of Moelis UK was $37,952 which exceeded the minimum requirement by $37,889. At December 31, 2013, the aggregate regulatory net capital of Moelis UK was $42,344, which exceeded the minimum requirement by $42,275.

11. REGULATORY REQUIREMENTS

        Under the SEC Uniform Net Capital Rule (SEC Rule 15c3-1) Alternative Standard under Section (a)(1)(ii), the minimum net capital requirement is $250. At December 31, 2013, Moelis had net capital of $101,690, which was $101,440 in excess of its required net capital.

        At December 31, 2012, Moelis had net capital of $133,620, which was $133,370 in excess of its required net capital.

        Moelis does not carry customer accounts and does not otherwise hold funds or securities for, or owe money or securities to, customers and accordingly is exempt under Section (k)(2)(ii) of SEC Rule 15c3-3.

        At December 31, 2013, the aggregate regulatory net capital of Moelis UK was $42,344 which exceeded the minimum requirement by $42,275. At December 31, 2012, the aggregate regulatory net capital of Moelis UK was $27,337, which exceeded the minimum requirement by $27,270.